Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2018
Construction in progress [abstract]
Construction in progress

	2017	2018
	RMB’000	RMB’000
As at 1 January	717,672	1,001,118
Additions	1,415,662	927,218
Transferred to property plant and equipment (Note 16)	(1,132,216)	(344,935)
Impairment loss	—	(24,000)

As at 31 December	1,001,118	1,559,401